NOTE 7: PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY AND EQUIPMENT

A continuity of property and equipment for the years ended December 31, 2019, 2018 and 2017 is as follows:

	Right of use Empower clinics	Right of use Sun Valley clinics	Right of use CBD extraction facility	Furniture and equipment	Leasehold improvements	Total

Cost
Balance, December 31, 2016	$—	$—	$—	$15,000	$—	$15,000
Expenditures	—	—	—	11,598	20,000	31,598
Balance, December 31, 2017	—	—	—	26,598	20,000	46,598
Expenditures	—	—	—	1,762	98,465	100,227
Balance, December 31, 2018	—	—	—	28,360	118,465	146,825
Adoption of IFRS 16	324,972	—	—	—	—	324,972
Acquisition of Sun Valley	—	431,544	—	32,952	91,859	556,355
Additions during the year	23,006	—	402,533	3,828	—	429,367
Impairment	(79,125)	—	—	(2,610)	(114,517)	(196,252)
Write off	(245,847)	—	—	(25,750)	(3,949)	(275,546)
Balance, December 31, 2019	$23,006	$431,544	$402,533	$36,780	$91,858	$985,721

Accumulated amortization
Balance, December 31, 2016	$—	$—	$—	$(6,602)	$—	$(6,602)
Amortization	—	—	—	(3,868)	—	(3,868)
Balance, December 31, 2017	—	—	—	(10,470)	—	(10,470)
Amortization	—	—	—	(9,295)	—	(9,295)
Balance, December 31, 2018	—	—	—	(19,765)	—	(19,765)
Adoption of IFRS 16	(196,479)	—	—	—	—	(196,479)
Amortization	(57,991)	(107,265)	(31,307)	(13,164)	(37,873)	(247,600)
Write off	245,847	—	—	25,750	3,949	275,546
Balance, December 31, 2019	$(8,623)	$(107,265)	$(31,307)	$(7,179)	$(33,924)	$(188,298)

Carrying amount
Balance, December 31, 2017	$—	$—	$—	$16,128	$20,000	$36,128
Balance, December 31, 2018	—	—	—	8,595	118,465	127,060
Balance, December 31, 2019	$14,383	$324,279	$371,226	$29,601	$57,934	$797,423

On May 9, 2019, the Company terminated the lease for the Chicago clinic. As a result of the lease termination, the Company derecognized the right-of-use asset with a cost of $255,859 and accumulated amortization of $184,787 and recorded an impairment loss $71,072 representing the undepreciated portion of the right-of-use asset above the lease liability which is included as impairment loss on write off of property and equipment on the consolidated statements of loss and comprehensive loss

The Company also derecognized the associated lease liability of $76,626 and recorded a gain of $5,549 representing the excess of the right-of-use asset above the lease liability which is included as impairment loss on write off of property and equipment on the consolidated statements of loss and comprehensive loss. In addition, the Company recognized an impairment loss of $114,516 representing the carrying value of leasehold improvements written-off for the Chicago clinic on termination of the lease. This is included as impairment loss on write off of property and equipment on the consolidated statements of loss and comprehensive loss

The Company defaulted on the Spokane lease and as a result, lost access to the facility. As a result of this default, the Company derecognized the right-of-use asset with a cost of $69,113 and accumulated amortization of $61,060 and recorded a loss of $8,053 representing the carrying value of the right-of-use asset which is included as impairment loss on write off of property and equipment on the consolidated statements of loss and comprehensive loss. The lease liability of $9,700 has not been derecognized as the Company negotiates a settlement with the landlord of the facility. In addition, recognized a loss on disposal of $2,610 representing the carrying value of the furniture and equipment.

Below are the details of leases terminated during the year and related assets written off and impairment losses recognized on undepreciated amounts:

	As at December 31, 2019
	Chicago lease	Spokane lease	Total
Cost	$255,859	$69,113	$324,972
Less: Accumulated depreciation	(184,787)	(61,060)	(245,847)
Impairment	$71,072	$8,053	$79,125